Commission income (Tables)	12 Months Ended
Dec. 31, 2021
Fee and commission income [abstract]
Detail of fee and commission income
The detail of fee and commission income is as follows:

EUR million
	2021	2020	2019
Coming from collection and payment services
Bills	214	265	328
Demand accounts	1,408	1,284	1,382
Cards	3,138	2,986	3,858
Orders	503	484	478
Cheques and other	139	110	155
	5,402	5,129	6,201
Coming from non-banking financial products
Investment funds	992	888	943
Pension funds	161	170	180
Insurance	2,467	2,289	2,631
	3,620	3,347	3,754
Coming from Securities services
Securities underwriting and placement	431	394	364
Securities trading	319	316	281
Administration and custody	402	336	485
Asset management	369	316	293
	1,521	1,362	1,423
Other
Foreign exchange	522	500	612
Financial guarantees	415	409	521
Commitment fees	442	366	293
Other fees and commissions	1,890	1,911	2,545
	3,269	3,186	3,971
	13,812	13,024	15,349